Equity (Details Narrative) - USD ($) $ in Millions		6 Months Ended
	Jan. 29, 2025	Jun. 30, 2025	Apr. 16, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital		$ 107,101		$ 107,101
Capital reserve		2
Profit reserve		1,116
Anticipated amount		$ 11,599		1,477
Description of approved anticipation of dividends		On May 12, 2025, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 2,063 or R$ 11,718 million (US$ 0.1600 per outstanding preferred and common shares, or R$ 0.9092), based on the net income for the three-month period ended March 31, 2025
Unclaimed dividends		$ 280		$ 276	$ 325	$ 337
Dividend [Member]
IfrsStatementLineItems [Line Items]
General shareholders amount			$ 13,076
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Income tax expense		$ 465
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares	155,764,169